Revenue - Summary of Changes in Contract Assets and Contract Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets
Net increase of customer contracts	$ 8,351	$ 8,617	$ 7,961
Reclassified to trade receivables	(7,842)	(7,443)	(6,574)
Significant changes of contract assets	509	1,174	1,387
Contract liabilities
Net increase of customer contracts	224	197	187
Recognized as revenues	(215)	(184)	(173)
Significant changes of contract liabilities	$ 9	$ 13	$ 14